Expense Example	Apr. 30, 2026 USD ($)
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	1,047
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	1,110
Gabelli Global Technology Leaders ETF | Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	1,047
Gabelli Commercial Aerospace and Defense ETF | Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	1,034
Gabelli Financial Services Opportunities ETF | Gabelli Financial Services Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	1,909
Gabelli High Income ETF | Gabelli High Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	649
Keeley Dividend ETF | Keeley Dividend ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	1,025
Gabelli Opportunities in Live and Sports ETF | Gabelli Opportunities in Live and Sports ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	1,025
Gabelli Equity Income ETF | Gabelli Equity Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	197
Gabelli Small & Mid Cap ETF | Gabelli Small & Mid Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Gabelli Micro Cap ETF | Gabelli Micro Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Gabelli Green Energy ETF | Gabelli Green Energy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	$ 287